Finance Receivables - Changes in Accretable Yield for Purchased Credit Impaired Finance Receivables (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	$ 441	$ 506
Accretion	(18)	(23)
Reclassifications from Nonaccretable Difference	10	2
Transfer due to finance receivables sold	(359)
Balance at end of period	74	485
SpringCastle Portfolio
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	375	452
Accretion	(16)	(21)
Reclassifications from Nonaccretable Difference	0	0
Transfer due to finance receivables sold	(359)
Balance at end of period	0	431
Affiliates of Fortress or AIG
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	66	54
Accretion	(2)	(2)
Reclassifications from Nonaccretable Difference	10	2
Transfer due to finance receivables sold	0
Balance at end of period	74	54
Finance Receivables Originated
Changes in accretable yield for purchased credit impaired finance receivables
Accretion on purchased credit impaired finance receivables held for sale	$ 1	$ 1